Unaudited Condensed Consolidated Statement of Changes in Equity In Thousands, except Share data	Share capital USD ($)	Share capital CNY	Additional paid-in Capital USD ($)	Additional paid-in Capital CNY	Treasury stock USD ($)	Treasury stock CNY	Accumulated other comprehensive (loss)/income USD ($)	Accumulated other comprehensive (loss)/income CNY	Retained earnings USD ($)	Retained earnings CNY	Non-controlling interests USD ($)	Non-controlling interests CNY	Total USD ($)	Total CNY
Balance at Mar. 31, 2014		50		798,221		(2,815)		84,263		555,323		4,954		1,439,996
Balance, shares at Mar. 31, 2014		73,140,147				(136,899)								73,003,248
Net income										56,985		(149)	9,259	56,836
Other comprehensive income								(2,870)						(2,870)
Balance at Sep. 30, 2014	$ 8	50	$ 130,046	798,221	$ (459)	(2,815)	$ 13,260	81,393	$ 99,756	612,308	$ 783	4,805	$ 243,394	1,493,962
Balance, shares at Sep. 30, 2014	73,140,147				(136,899)								73,003,248